Average Annual Total Returns - PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund 1 Year	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund 5 Years	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund Since Inception	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund Inception Date	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund Return After Taxes on Distributions 1 Year		PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund Return After Taxes on Distributions 5 Years		PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund Return After Taxes on Distributions Since Inception		PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund Return After Taxes on Distributions and Sales of Fund Shares 1 Year		PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund Return After Taxes on Distributions and Sales of Fund Shares 5 Years		PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund Return After Taxes on Distributions and Sales of Fund Shares Since Inception		ICE BofA 0-5 Year US High Yield Constrained Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofA 0-5 Year US High Yield Constrained Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofA 0-5 Year US High Yield Constrained Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	2.90%	6.39%	4.94%	Jun. 16, 2011	0.92%	[1]	4.21%	[1]	2.80%	[1]	1.64%	[1]	3.94%	[1]	2.85%	[1]	3.71%	7.12%	5.48%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.